BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 22,399	$ 10,866
Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.50%	6.50%
Term	5 years 8 months 12 days	5 years 11 months 5 days
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,621	$ 1,228
Business services | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.80%	5.10%
Term	4 years 3 months 4 days	2 years 5 months 19 days
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,860	$ 5,748
Infrastructure services | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.20%	6.20%
Term	5 years 2 months 5 days	6 years 1 month 21 days
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,918	$ 3,890
Industrials | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.70%	7.30%
Term	6 years 3 months 19 days	6 years 7 months 28 days